Segments Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segments Reporting [abstract]
Summary of data regarding business segments

Year ended December 31, 2017

	Commercial centers	Medical industries and devices	Plots in India	Other activities and allocations	Equity method adjustments	Total

Revenues	814,826	117,488	-	-	(117,488)	814,826

Segment profit (loss)	(36,929)	(135,445)	(55,422)	-	135,445	92,450

Financial income (expenses)	(5,281)	-	-	-	-	(5,281)
Share in losses of associates, net	-	(15,156)	-	-	(5,047)	(20,202)
Adjustments: Unallocated general and administrative expenses						(14,930)
Unallocated other expenses						532
Unallocated financial expenses						(107,015)
Financial income						1,811
Loss before income taxes						(237,534)

Additions to segment assets	7,895	-	-	-	-	7,895
Unallocated						3,156
Total additions						11,051
Depreciation and amortization of segment assets	52	-	-	-	-	52
Unallocated						28,951
Total Depreciation and amortization						29,003
Impairment of segment assets	47,700	-	43,057	-	-	90,757
Unallocated						-
Total Impairment						90,757
Assets and Liabilities December 31, 2017:
Segment assets	305,503	-	187,509	5,845	-	498,856
Equity basis investments	-	-	-	-	5,437	5,437
Unallocated						513,078
Total Assets						1,017,371
Liabilities
Segment liabilities	54,792	-	38,477	-	-	93,269
Unallocated liabilities						1,072,887

Total Liabilities						1,166,156

Year ended December 31, 2016

	Commercial centers (i)	Medical industries and devices	Plots in India	Other activities and allocations	Equity method adjustments	Total

Revenues	210,014	96,333	-	-	(113,911)	192,436

Segment profit (loss)	(135,061)	(119,689)	9,354	-	116,361	(129,035)

Financial income (expenses)	60,454	-	-	-		60,454
Share in losses of associates, net	-	(7,960)	-	-	(46,353)	(54,313)
Adjustments: Unallocated general and administrative expenses						(10,257)
Unallocated other expenses						(652)
Unallocated financial expenses						(184,809)
Financial income						(1,056)
Change in fair value of financial instruments measured at FVTPL						2,707
Loss before income taxes						(316,961)
Additions to segment assets	94,406	-	154,598	-	-	249,004
Unallocated						2,473
Total additions						251,477
Depreciation and amortization of segment assets	306	-	-	-	-	306
Unallocated						37,109
Total Depreciation and amortization						37,415
Impairment of segment assets	165,028		24,564			189,592
Unallocated						-
Total Impairment						189,592
Assets and Liabilities December 31, 2016:
Segment assets	1,126,871	-	245,092	6,453	(5,702)	1,372,714
Equity basis investments		15,916			11,033	26,949
Unallocated						861,546
Total Assets						2,261,209
Liabilities
Segment liabilities	428,386	-	3,319	-	(43)	431,662
Unallocated liabilities						1,780,933

Total Liabilities						2,212,595

(i)	Includes mainly revenues from commercial centers under operation until their sale and consideration from sales of commercial centers.

Year ended December 31, 2015

	Commercial centers (i)	Medical industries and devices	Plots in India	Other activities and allocations	Equity method adjustments	Total
	NIS in thousands

Revenues	309,302	69,432	-	-	(88,095)	290,639

Segment profit (loss)	(74,170)	(95,805)	(12,325)	-	92,656	(89,644)

Financial income (expenses)	29,605	1,353	-	-	-	(30,958)
Share in losses of associates, net	-	(13,465)	-	-	(29,460)	(42,925)
Adjustments:
Unallocated general and administrative expenses						(16,678)
Unallocated other expenses						(9,369)
Unallocated financial expenses						(176,763)
Financial income						2,154
Change in fair value of financial instruments measured at FVTPL						(2,568)
Loss before income taxes						(366,751)

Additions to segment assets	28,562	-	-	133	-	28,695
Unallocated						23,183
Total additions						51,878
Depreciation and amortization of segment assets	863	-	-	38	-	896
Unallocated						32,184
Total Depreciation and amortization						33,085
Impairment of segment assets	85,918	-	-	-	-	85,918
Unallocated						-
Total Impairment						85,918
Assets and Liabilities December 31, 2015:
Segment assets	1,579,921	262,183	247,383	7,081	(599,531)	1,497,038
Equity basis investments	-	24,233	-	-	267,950	292,183
Unallocated						914,331
Total Assets						2,703,552
Liabilities
Segment liabilities	658,994	92,644	2,624	-	(217,930)	536,332
Unallocated liabilities						1,863,156
Total Liabilities						2,399,488

(i)	Includes mainly revenues from commercial centers under operation until their sale and consideration from sales of commercial centers.

Summary of revenues by geographical areas

	Year ended December 31,
	2017	2016	2015
	NIS in thousands

East and central Europe(i)	814,826	192,436	133,631
India	-	-	150,296
Other	-	-	6,712

	814,826	192,436	290,639

(I)	The following table provides an additional information in respect of the revenues in east and central Europe per countries:

	Year ended December 31,
	2017	2016	2015
	NIS in thousands

Poland	514,291	76,724	71,219
Czech Republic	-	43,519	9,240
Romania	36,538	2,898	45,217
Serbia	246,534	68,165	3,832
Other	17,463	1,130	4,123

	814,826	192,436	133,631

Summary of non-current assets by geographical areas
	Segment assets
	December 31,
	2017	2016
	NIS in thousands

East and central Europe	300,165	1,084,749
Israel	1,599	24,189
India	193,450	245,091

	495,214	1,354,029